LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
September 30, 2021 (unaudited)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BOND–0.03%
Saudi Arabia–0.03%
SA Global Sukuk 2.69% 6/17/31		480,000	$ 484,132
Total Corporate Bond (Cost $479,967)			484,132
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.01%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		14,567	14,564
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		39,149	40,278
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		61,795	62,507
Total Non-Agency Collateralized Mortgage Obligations (Cost $118,793)			117,349
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.24%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30		1,014,000	1,044,657
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	980,363
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.55% 4/10/34		883,000	882,476
•Irvine Core Office Trust Series 2013-IRV A2 3.28% 5/15/48		798,000	821,171
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		357,000	362,801
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,042,511)			4,091,468
ΔSOVEREIGN BONDS–43.03%
Australia–1.12%
Australia Government Bonds
0.75% 11/21/27	AUD	2,730,000	2,328,437
1.25% 2/21/22	AUD	5,255,000	4,568,989
1.25% 8/21/40	AUD	490,000	472,648
2.50% 9/20/30	AUD	4,245,000	4,880,537
3.00% 9/20/25	AUD	6,115,000	6,634,926
			18,885,537
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–1.73%
Canadian Government Real Return Bonds
4.25% 12/1/21	CAD	5,103,250	$ 4,055,484
4.25% 12/1/26	CAD	6,269,052	6,305,579
Canadian When Issued Government Bond 0.25% 5/1/23	CAD	23,700,000	18,648,828
			29,009,891
Chile–0.11%
Chile Government International Bond 2.55% 7/27/33		1,835,000	1,788,831
			1,788,831
Colombia–0.18%
Colombia Government International Bond
3.00% 1/30/30		2,490,000	2,353,149
3.25% 4/22/32		765,000	713,378
			3,066,527
Denmark–0.36%
Denmark Inflation Linked Government Bond
0.10% 11/15/23	DKK	27,344,068	4,446,137
0.10% 11/15/30	DKK	9,223,034	1,681,322
			6,127,459
France–8.55%
French Republic Government Bond O.A.T
0.10% 3/1/25	EUR	14,473,150	17,913,238
0.10% 3/1/26	EUR	1,630,944	2,089,323
0.10% 3/1/28	EUR	10,854,354	14,050,660
0.10% 7/25/31	EUR	4,191,072	5,738,075
0.25% 7/25/24	EUR	14,522,293	18,219,561
0.70% 7/25/30	EUR	24,625,748	35,200,423
1.85% 7/25/27	EUR	11,765,277	16,975,638
2.10% 7/25/23	EUR	16,440,717	20,534,343
3.40% 7/25/29	EUR	779,833	1,289,036
3.40% 7/25/29	EUR	7,071,362	11,688,717
			143,699,014
Germany–5.43%
Bundesrepublik Deutschland Bundesanleihe 0.01% 8/15/26	EUR	28,490,000	33,949,321
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	13,167,818	15,829,319
0.10% 4/15/26	EUR	13,964,195	18,011,690
0.50% 4/15/30	EUR	16,362,706	23,401,992
			91,192,322
Italy–5.36%
Italy Buoni Poliennali Del Tesoro
0.40% 4/11/24	EUR	11,199,772	13,562,759
0.45% 5/22/23	EUR	2,181,594	2,615,203
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.10% 5/15/23	EUR	4,238,728	$ 5,098,068
0.15% 5/15/51	EUR	46,150	53,817
0.40% 5/15/30	EUR	9,497,409	12,177,365
0.65% 5/15/26	EUR	3,325,885	4,237,300
1.25% 9/15/32	EUR	373,944	524,228
1.30% 5/15/28	EUR	12,021,916	16,183,897
2.35% 9/15/24	EUR	12,167,528	15,978,375
2.60% 9/15/23	EUR	3,652,340	4,662,218
3.10% 9/15/26	EUR	10,419,496	14,977,526
			90,070,756
Japan–4.81%
Japanese Government CPI Linked Bonds
0.01% 3/10/31	JPY	255,517,860	2,344,763
0.10% 9/10/23	JPY	678,434,800	6,187,262
0.10% 3/10/24	JPY	458,964,000	4,193,132
0.10% 9/10/24	JPY	873,196,200	8,008,973
0.10% 3/10/25	JPY	1,436,993,800	13,134,946
0.10% 3/10/26	JPY	999,081,156	9,168,081
0.10% 3/10/27	JPY	1,094,914,807	10,105,544
0.10% 3/10/28	JPY	2,778,943,356	25,640,837
0.10% 3/10/29	JPY	226,017,753	2,090,504
			80,874,042
Mexico–0.11%
Mexico Government International Bond
1.45% 10/25/33	EUR	1,300,000	1,421,376
2.13% 10/25/51	EUR	449,000	430,382
			1,851,758
New Zealand–1.06%
New Zealand Government Bonds 1.75% 5/15/41	NZD	1,782,000	1,068,714
New Zealand Government Inflation Linked Bond
2.00% 9/20/25	NZD	13,674,000	11,664,248
2.50% 9/20/40	NZD	2,012,000	1,946,383
3.00% 9/20/30	NZD	3,195,000	3,112,484
			17,791,829
Panama–0.07%
Panama Government International Bond 4.50% 4/1/56		1,135,000	1,234,823
			1,234,823
Romania–0.11%
Romanian Government International Bond 3.62% 5/26/30	EUR	1,440,000	1,876,594
			1,876,594
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Spain–2.85%
Spain Government Bond
1.00% 10/31/50	EUR	1,105,000	$ 1,175,136
3.45% 7/30/66	EUR	1,015,000	1,802,838
Spain Government Inflation Linked Bonds
0.15% 11/30/23	EUR	1,066,115	1,308,673
0.65% 11/30/27	EUR	9,530,219	12,777,536
0.70% 11/30/33	EUR	467,410	667,217
1.00% 11/30/30	EUR	11,081,226	15,820,550
1.80% 11/30/24	EUR	10,969,285	14,425,428
			47,977,378
Sweden–0.96%
Sweden Inflation Linked Bonds
0.13% 6/1/26	SEK	12,325,000	1,691,122
0.13% 12/1/27	SEK	4,090,000	567,150
0.13% 6/1/30	SEK	8,700,000	1,180,796
0.25% 6/1/22	SEK	22,950,000	2,928,112
1.00% 6/1/25	SEK	31,395,000	4,353,883
3.50% 12/1/28	SEK	25,000,000	5,364,576
			16,085,639
United Kingdom–10.22%
United Kingdom Gilt Inflation Linked Bonds
0.13% 3/22/24	GBP	20,657,864	30,696,344
0.13% 3/22/26	GBP	16,399,660	25,777,588
0.13% 8/10/28	GBP	14,422,940	24,194,295
0.13% 3/22/29	GBP	9,977,118	16,907,131
0.13% 8/10/31	GBP	3,927,837	7,032,500
1.25% 11/22/27	GBP	16,636,546	29,198,246
1.88% 11/22/22	GBP	17,822,760	26,072,279
2.50% 7/17/24	GBP	1,115,000	5,479,601
4.13% 7/22/30	GBP	1,255,000	6,418,556
			171,776,540
Total Sovereign Bonds (Cost $697,424,892)			723,308,940
U.S. TREASURY OBLIGATIONS–53.01%
U.S. Treasury Inflation Indexed Bonds
∞0.13% 7/15/22		30,437	31,170
0.13% 7/15/24		34,917,885	37,277,570
0.13% 10/15/24		25,512,322	27,292,205
0.13% 4/15/25		25,398,986	27,247,358
0.13% 10/15/25		28,435,290	30,767,502
0.13% 4/15/26		21,667,901	23,455,785
0.13% 7/15/26		22,313,806	24,340,934
0.13% 1/15/30		40,872,328	44,900,488
0.13% 7/15/30		22,516,713	24,830,540
0.13% 1/15/31		46,435,923	50,961,611
0.13% 7/15/31		25,989,048	28,616,717
0.13% 2/15/51		1,305,295	1,429,638
0.25% 1/15/25		42,797,588	45,978,987
0.25% 7/15/29		38,469,316	42,795,611
∞0.38% 7/15/23		1	1
0.38% 7/15/25		34,536,655	37,684,977

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
0.38% 1/15/27	42,798,258	$ 47,249,166
0.38% 7/15/27	35,305,810	39,273,577
0.50% 4/15/24	44,005,505	46,994,785
0.50% 1/15/28	48,736,877	54,561,822
0.63% 1/15/24	34,908,026	37,243,863
0.63% 1/15/26	47,601,743	52,538,564
0.75% 7/15/28	46,949,359	53,753,959
0.88% 1/15/29	45,075,831	52,078,432
1.75% 1/15/28	13,921,807	16,750,943
2.00% 1/15/26	5,728,000	6,679,683
2.38% 1/15/25	13,703,565	15,730,016
2.38% 1/15/27	615,856	749,191
2.50% 1/15/29	5,878,850	7,529,367
3.63% 4/15/28	1,240,415	1,658,305
3.88% 4/15/29	7,629,538	10,641,517
Total U.S. Treasury Obligations (Cost $836,256,235)		891,044,284

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.31%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	55,682,513	$ 55,682,513
Total Money Market Fund (Cost $55,682,513)		55,682,513

TOTAL INVESTMENTS–99.63% (Cost $1,594,004,911)	1,674,728,686
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	6,247,323
NET ASSETS APPLICABLE TO 155,804,530 SHARES OUTSTANDING –100.00%	$1,680,976,009

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
∞ Fully or partially pledged as collateral for futures contracts.
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(26,479,000)	USD	19,446,813	10/5/21	$303,429	$—
BNP	SEK	(140,633,000)	USD	16,298,786	10/5/21	233,864	—
CITI	EUR	(779,000)	USD	922,360	10/5/21	19,912	—
CITI	GBP	(121,043,000)	USD	166,791,286	10/5/21	3,697,320	—
JPMC	EUR	(1,837,845)	USD	2,131,147	11/3/21	912	—
JPMC	GBP	(1,258,653)	USD	1,697,158	11/3/21	1,183	—
JPMC	JPY	(56,674,665)	USD	508,052	11/4/21	—	(1,297)
JPMC	NZD	502,842	USD	(346,833)	11/3/21	235	—
MSC	CAD	(43,000)	USD	33,914	10/5/21	—	(34)
MSC	CNY	(26,469,600)	USD	4,035,000	12/15/21	—	(44,024)
MSC	DKK	(38,938,000)	USD	6,190,564	10/5/21	124,891	—
MSC	EUR	(330,254,663)	USD	390,579,913	10/5/21	7,989,825	—
MSC	EUR	167,462,663	USD	(195,017,072)	10/5/21	—	(1,016,617)
MSC	EUR	(142,443,663)	USD	165,659,117	11/3/21	553,569	—
MSC	JPY	(116,743,000)	USD	1,058,149	10/5/21	9,161	—
MSC	NZD	(26,395,000)	USD	18,597,310	10/5/21	376,017	—
RBC	EUR	(2,166,000)	USD	2,573,178	10/5/21	63,932	—
SCB	CAD	(36,967,000)	USD	29,371,197	10/5/21	185,517	—
SCB	GBP	(4,026,000)	USD	5,538,326	10/5/21	113,672	—
UBS	EUR	(1,809,334)	USD	2,137,163	10/5/21	41,105	—
UBS	GBP	(977,254)	USD	1,345,030	10/5/21	28,273	—
UBS	JPY	(8,848,058,000)	USD	80,551,494	10/5/21	1,047,688	—
Total Foreign Currency Exchange Contracts						$14,790,505	$(1,061,972)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(217)	Euro-BOBL	$(33,916,265)	$(33,893,449)	12/8/21	$—	$(22,816)
(24)	Euro-Bund	(4,721,064)	(4,800,274)	12/8/21	79,210	—
(33)	Euro-Buxl	(7,772,783)	(8,055,617)	12/8/21	282,834	—
112	Long Gilt	18,886,239	19,223,055	12/29/21	—	(336,816)
(164)	U.S. Treasury 10 yr Notes	(21,583,937)	(21,849,934)	12/21/21	265,997	—
(353)	U.S. Treasury 10 yr Ultra Notes	(51,273,250)	(52,246,441)	12/21/21	973,191	—
274	U.S. Treasury 2 yr Notes	60,294,985	60,354,311	12/31/21	—	(59,326)
209	U.S. Treasury 5 yr Notes	25,653,117	25,719,658	12/31/21	—	(66,541)
(40)	U.S. Treasury Ultra Bonds	(7,642,500)	(7,848,699)	12/21/21	206,199	—
Total Futures Contracts					$1,807,431	$(485,499)
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:
Receive amounts based on Inflation EU-CPI-U Index and pay fixed rate coupon at maturity	EUR 5,800,000	1.65%	8/15/31	$(15,218)	$(15,218)
Receive amounts based on Inflation EU-CPI-U Index and pay fixed rate coupon at maturity	EUR 32,800,000	1.63%	8/15/26	671,780	671,780
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	34,000,000	2.50%	8/27/31	524,876	524,876
Receive amounts based on Inflation EU-CPI-U Index and pay fixed rate coupon at maturity	EUR 11,030,000	1.78%	9/15/26	107,962	107,962
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	11,390,000	2.54%	9/9/31	89,633	89,633
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	40,000,000	2.95%	9/13/23	54,154	54,154
Receive amounts based on Inflation UK-RPI-U Index and pay fixed rate coupon at maturity	GBP 4,225,000	4.01%	9/15/31	0	0
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	7,425,000	2.71%	10/4/26	0	0
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	14,000,000	2.73%	10/4/26	0	0
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,370,000	(1.86%)	8/15/51	(83,548)	(83,548)
Pay amounts based on Inflation UK-RPI-U Index and receive fixed rate coupon at maturity	GBP 3,300,000	(3.73%)	8/15/41	(144,120)	(144,120)
Pay amounts based on Inflation UK-RPI-U Index and receive fixed rate coupon at maturity	GBP 6,500,000	(3.88%)	8/15/31	(215,050)	(215,050)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 11,600,000	(1.65%)	8/15/31	(346,397)	(346,397)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 5,800,000	(1.65%)	8/15/31	(173,199)	(173,199)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 32,800,000	(1.66%)	8/15/31	(931,756)	(931,756)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	34,000,000	(2.65%)	8/27/26	(299,173)	(299,173)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 11,030,000	(1.76%)	9/15/31	(142,462)	(142,462)
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:(continued)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	11,390,000	(2.69%)	9/9/26	$(51,109)	$(51,109)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,450,000	(1.96%)	9/15/51	(53,320)	(53,320)
Pay amounts based on Inflation UK-RPI-U Index and receive fixed rate coupon at maturity	GBP 4,225,000	(4.23%)	9/15/26	0	0
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	7,425,000	(2.57%)	10/4/31	0	0
Total Inflation Swap Contracts				$(1,006,947)	$(1,006,947)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BB-UBS–Barclays Bank United Bank of Switzerland
BNP–BNP Paribas
BOBL–Bundesobligationen
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CNY–Chinese Yuan
CPI–Consumer Price Index
CPI-U–Consumer Price Index for All Urban Consumers
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
RBC–Royal Bank of Canada
RPI-U–Retail Price Index for All Urban Consumers
SCB–Standard Chartered Bank
SEK–Swedish Krona
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities and inflation swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bond	$—	$484,132	$—	$484,132
Non-Agency Collateralized Mortgage Obligations	—	117,349	—	117,349
Non-Agency Commercial Mortgage-Backed Securities	—	4,091,468	—	4,091,468
Sovereign Bonds	—	723,308,940	—	723,308,940
U.S. Treasury Obligations	—	891,044,284	—	891,044,284
Money Market Fund	55,682,513	—	—	55,682,513
Total Investments	$55,682,513	$1,619,046,173	$—	$1,674,728,686
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$14,790,505	$—	$14,790,505
Futures Contracts	$1,807,431	$—	$—	$1,807,431
Swap Contracts	$—	$1,448,405	$—	$1,448,405
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,061,972)	$—	$(1,061,972)
Futures Contracts	$(485,499)	$—	$—	$(485,499)
Swap Contracts	$—	$(2,455,352)	$—	$(2,455,352)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Inflation Protected Bond Fund–8